Trade and other payables	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Trade and other payables	18 Trade and other payables
Recognition and measurement
Trade payables are measured at amortised cost, with the exception of provisionally priced contracts which are held at fair value as per IFRS 9.

	2024			2023
	Non-current US$m	Current US$m	Total US$m	Non-current US$m	Current US$m	Total US$m
Trade payables	–	3,196	3,196	–	3,265	3,265
Other financial payables	188	1,192	1,380	238	913	1,151
Other payables	42	143	185	56	208	264
Deferred income(a)	118	338	456	103	280	383
Accruals	–	1,751	1,751	–	1,702	1,702
Employee entitlements	–	920	920	–	992	992
Royalties and mining taxes	2	622	624	3	868	871
Amounts owed to equity accounted units	193	16	209	196	10	206
Total	543	8,178	8,721	596	8,238	8,834
(a)Deferred income includes contract liabilities of US$358 million (2023: US$275 million).
The fair value of trade payables and financial instruments within other financial payables approximates their carrying value.
Supplier finance arrangements
The Group participates in supplier finance arrangements with designated banks whereby suppliers may elect to receive early payment of their invoice from a third-party bank by factoring their receivable from Rio Tinto. These arrangements do not modify the terms of the original liability with respect to either counterparty terms, settlement date or amount due. Although they are open to a wide range of suppliers, we typically see a take up for suppliers with payment terms ranging from 60 to 105 days, similar to the prior year. For comparable trade payables that are not part of supplier finance arrangements the range of payment terms are similar. Use of the early settlement facility is voluntary and at the suppliers' discretion on an invoice-by-invoice basis. Financial liabilities subject to supplier finance arrangements, therefore, continue to be classified as trade payables with cash outflows showing within operating cash flows. There were no significant non-cash changes in the carrying amount of the trade payables included in the Group's supplier finance arrangements.
As at 31 December 2024, the carrying value of the financial liabilities that are part of supplier finance arrangements presented within trade payables amounts to US$714 million (2023: US$821 million), of which US$603 million (2023: US$754 million) relates to amounts that suppliers have already received as payment from the banks on the reporting date.